Non-Financial Assets (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Of Other Assets [Abstract]
Summary of Non-Financial Assets
Non-financial assets as of December 31, 2022 and 2023 are as follows:

		2022		2023
		Current	Non-current	Current	Non-current
		In millions of won
Advanced payments	￦	160,596	51,425	300,350	75,489
Prepaid expenses		366,532	153,830	440,079	214,022
Others (*)		1,217,741	103,879	368,892	60,659

	￦	1,744,869	309,134	1,109,321	350,170

(*)	Details of others as of December 31, 2022 and 2023 are as follows:

		2022		2023
		Current	Non-current	Current	Non-current
		In millions of won
Greenhouse gas emissions rights	￦	192,005	—	25,246	—
Other quick assets		1,025,736	103,879	343,646	60,659

	￦	1,217,741	103,879	368,892	60,659